Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2018
Schedule of adjustments [Line Items]
Schedule of Condensed Balance Sheet
Condensed Consolidating Balance Sheets

	March 31, 2018
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$(2)	$176,844	$—	$2,864	$—	$—	$179,706
Restricted cash	—	14,201	—	11,593	—	—	25,794
Other current assets	75,855	16,146	234	2,835	—	1,057	96,127
Property and equipment, net	84,327	2,401,519	—	26,867	—	—	2,512,713
Investments in subsidiaries	5,007,912	5,996	—	1,106	—	(5,015,014)	—
Intercompany receivable	—	1,715,185	373,718	—	—	(2,088,903)	—
Other assets, net	15,092	31,465	—	38,193	—	—	84,750
Intangible assets, net	—	818,258	—	24,059	—	—	842,317
Goodwill, net	—	887,442	—	782	—	—	888,224
Total assets	$5,183,184	$6,067,056	$373,952	$108,299	$—	$(7,102,860)	$4,629,631

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$23,895	$86	$—	$—	$—	$—	$23,981
Other current liabilities	131,270	206,411	—	19,348	—	705	357,734
Intercompany payable	1,035,428	—	—	1,052,846	—	(2,088,274)	—
Long-term debt, net of current maturities and debt issuance costs	2,968,854	369	—	—	—	—	2,969,223
Other long-term liabilities	(93,825)	264,485	900	(10,429)	—	—	161,131

Total stockholders' equity (deficit)	1,117,562	5,595,705	373,052	(953,466)	—	(5,015,291)	1,117,562
Total liabilities and stockholders' equity	$5,183,184	$6,067,056	$373,952	$108,299	$—	$(7,102,860)	$4,629,631

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Balance Sheets - continued

	December 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Assets
Cash and cash equivalents	$347	$199,574	$—	$3,183	$—	$—	$203,104
Restricted cash	—	14,389	—	9,786	—	—	24,175
Other current assets	78,226	20,687	234	2,782	—	(545)	101,384
Property and equipment, net	88,464	2,424,361	—	26,961	—	—	2,539,786
Investments in subsidiaries	4,913,592	—	—	18,097	—	(4,931,689)	—
Intercompany receivable	—	1,560,841	373,718	—	—	(1,934,559)	—
Other assets, net	14,725	33,369	—	38,217	—	—	86,311
Intangible assets, net	—	818,887	—	24,059	—	—	842,946
Goodwill, net	—	887,442	—	782	—	—	888,224
Total assets	$5,095,354	$5,959,550	$373,952	$123,867	$—	$(6,866,793)	$4,685,930

Liabilities and Stockholders' Equity
Current maturities of long-term debt	$23,895	$86	$—	$—	$—	$—	$23,981
Other current liabilities	130,030	212,146	—	19,578	—	(264)	361,490
Accumulated losses of subsidiaries in excess of investment	—	73,130	—	—	—	(73,130)	—
Intercompany payable	888,444	—	—	1,046,114	—	(1,934,558)	—
Long-term debt, net of current maturities and debt issuance costs	3,051,481	418	—	—	—	—	3,051,899
Other long-term liabilities	(95,723)	256,584	900	(10,428)	—	—	151,333

Total stockholders' equity (deficit)	1,097,227	5,417,186	373,052	(931,397)	—	(4,858,841)	1,097,227
Total liabilities and stockholders' equity	$5,095,354	$5,959,550	$373,952	$123,867	$—	$(6,866,793)	$4,685,930

Schedule of Condensed Income Statement
Condensed Consolidating Statements of Operations

	Three Months Ended March 31, 2018
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$20,841	$600,962	$—	$10,021	$—	$(25,706)	$606,118
Operating costs and expenses
Operating	—	303,833	—	9,630	—	—	313,463
Selling, general and administrative	11	85,721	—	1,862	—	(11)	87,583
Maintenance and utilities	—	27,598	—	328	—	—	27,926
Depreciation and amortization	3,836	46,530	—	910	—	—	51,276
Corporate expense	25,248	3	—	606	—	—	25,857
Project development, preopening and writedowns	1,503	173	—	1,764	—	—	3,440
Other operating items, net	—	1,799	—	—	—	—	1,799
Intercompany expenses	301	25,394	—	—	—	(25,695)	—
Total operating costs and expenses	30,899	491,051	—	15,100	—	(25,706)	511,344
Equity in earnings (losses) of subsidiaries	81,644	(185)	—	—	—	(81,459)	—
Operating income (loss)	71,586	109,726	—	(5,079)	—	(81,459)	94,774
Other expense (income)
Interest expense, net	43,519	277	—	6	—	—	43,802
Loss on early extinguishments of debt	61	—	—	—	—	—	61
Other, net	—	(364)	—	(16)	—	—	(380)
Total other expense (income), net	43,580	(87)	—	(10)	—	—	43,483
Income (loss) before income taxes	28,006	109,813	—	(5,069)	—	(81,459)	51,291
Income tax benefit (provision)	13,393	(24,384)	—	1,099	—	—	(9,892)
Net income (loss)	$41,399	$85,429	$—	$(3,970)	$—	$(81,459)	$41,399
Comprehensive income (loss)	$40,435	$84,465	$—	$(3,970)	$—	$(80,495)	$40,435

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Condensed Consolidating Statements of Operations - continued

	Three Months Ended March 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Total revenues	$18,710	$604,113	$—	$10,805	$—	$(23,563)	$610,065
Operating costs and expenses
Operating	—	309,430	—	9,573	—	—	319,003
Selling, general and administrative	6	89,601	—	2,012	—	(6)	91,613
Maintenance and utilities	—	26,101	—	298	—	—	26,399
Depreciation and amortization	2,682	50,283	—	999	—	—	53,964
Corporate expense	19,864	364	—	570	—	—	20,798
Project development, preopening and writedowns	1,255	841	38	838	—	—	2,972
Other operating items, net	75	411	—	—	—	—	486
Intercompany expenses	301	23,256	—	—	—	(23,557)	—
Total operating costs and expenses	24,183	500,287	38	14,290	—	(23,563)	515,235
Equity in earnings (losses) of subsidiaries	66,561	(129)	—	—	—	(66,432)	—
Operating income (loss)	61,088	103,697	(38)	(3,485)	—	(66,432)	94,830
Other expense (income)
Interest expense, net	42,839	369	—	6	—	—	43,214
Loss on early extinguishments and modifications of debt	156	—	—	—	—	—	156
Other, net	—	127	—	(16)	—	—	111
Total other expense (income), net	42,995	496	—	(10)	—	—	43,481
Income (loss) from continuing operations before income taxes	18,093	103,201	(38)	(3,475)	—	(66,432)	51,349
Income tax benefit (provision)	17,358	(34,788)	—	1,157	—	—	(16,273)
Income (loss) from continuing operations, net of tax	35,451	68,413	(38)	(2,318)	—	(66,432)	35,076
Income from discontinued operations, net of tax	—	—	375	—	—	—	375
Net income (loss)	$35,451	$68,413	$337	$(2,318)	$—	$(66,432)	$35,451
Comprehensive income (loss)	$36,022	$68,984	$337	$(2,318)	$—	$(67,003)	$36,022

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.

Schedule of Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows

	Three Months Ended March 31, 2018
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$(19,900)	$144,168	$—	$(5,115)	$—	$(628)	$118,525
Cash flows from investing activities
Capital expenditures	(13,097)	(12,692)	—	(129)	—	—	(25,918)
Net activity with affiliates	—	(154,344)	—	—	—	154,344	—
Other investing activities	(500)	—	—	—	—	—	(500)
Net cash from investing activities	(13,597)	(167,036)	—	(129)	—	154,344	(26,418)
Cash flows from financing activities
Borrowings under bank credit facility	179,600	—	—	—	—	—	179,600
Payments under bank credit facility	(264,403)	—	—	—	—	—	(264,403)
Debt financing costs, net	(9)	—	—	—	—	—	(9)
Net activity with affiliates	146,984	—	—	6,732	—	(153,716)	—
Share-based compensation activities, net	(3,589)	—	—	—	—	—	(3,589)
Shares repurchased and retired	(19,803)	—	—	—	—	—	(19,803)
Dividends paid	(5,632)	—	—	—	—	—	(5,632)
Other financing activities	—	(50)	—	—	—	—	(50)
Net cash from financing activities	33,148	(50)	—	6,732	—	(153,716)	(113,886)
Cash flows from discontinued operations
Cash flows from operating activities	—	—	—	—	—	—	—
Cash flows from investing activities	—	—	—	—	—	—	—
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	—	—	—	—	—
Net change in cash, cash equivalents and restricted cash	(349)	(22,918)	—	1,488	—	—	(21,779)
Cash, cash equivalents and restricted cash, beginning of period	347	213,963	—	12,969	—	—	227,279
Cash, cash equivalents and restricted cash, end of period	$(2)	$191,045	$—	$14,457	$—	$—	$205,500

*Subsidiary is 100% owned guarantor of the 6.375% Notes and 6.875% Notes and is a 100% owned non-guarantor of the 6.000% Notes.
Condensed Consolidating Statements of Cash Flows - continued

	Three Months Ended March 31, 2017
				Non-	Non-
				Guarantor	Guarantor
			Subsidiary	Subsidiaries	Subsidiaries
		Guarantor	(100%	(100%	(Not 100%
(In thousands)	Parent	Subsidiaries	Owned)*	Owned)	Owned)	Eliminations	Consolidated
Cash flows from operating activities
Net cash from operating activities	$22,216	$110,202	$217	$(15,757)	$254	$472	$117,604
Cash flows from investing activities
Capital expenditures	(57,069)	(22,951)	—	(18)	—	—	(80,038)
Net activity with affiliates	—	(110,461)	(592)	—	—	111,053	—
Advances pursuant to development agreement	—	—	—	(35,108)	—	—	(35,108)
Other investing activities	—	44	—	—	—	—	44
Net cash from investing activities	(57,069)	(133,368)	(592)	(35,126)	—	111,053	(115,102)
Cash flows from financing activities
Borrowings under bank credit facility	256,700	—	—	—	—	—	256,700
Payments under bank credit facility	(275,063)	—	—	—	—	—	(275,063)
Debt financing costs, net	(1,889)	—	—	—	—	—	(1,889)
Net activity with affiliates	59,547	—	—	52,232	(254)	(111,525)	—
Share-based compensation activities, net	(3,826)	—	—	—	—	—	(3,826)
Other financing activities	(50)	(45)	—	—	—	—	(95)
Net cash from financing activities	35,419	(45)	—	52,232	(254)	(111,525)	(24,173)
Cash flows from discontinued operations
Cash flows from operating activities	—	—	(255)	—	—	—	(255)
Cash flows from investing activities	—	—	630	—	—	—	630
Cash flows from financing activities	—	—	—	—	—	—	—
Net cash from discontinued operations	—	—	375	—	—	—	375
Net change in cash, cash equivalents and restricted cash	566	(23,211)	—	1,349	—	—	(21,296)
Cash, cash equivalents and restricted cash, beginning of period	1,212	199,610	—	9,528	—	—	210,350
Cash, cash equivalents and restricted cash, end of period	$1,778	$176,399	$—	$10,877	$—	$—	$189,054